Intangible assets and goodwill - Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 23, 2025	Oct. 31, 2014	Oct. 09, 2014
Intangible assets and goodwill
Goodwill	€ 138,892	€ 138,892
Period of measurement of revenue growth rate	5 years
Cash flow forecast measurement period	5 years
Mytheresa.com GmbH
Intangible assets and goodwill
Percentage of voting interests acquired					100.00%
Theresa Warenvertrieb GmbH
Intangible assets and goodwill
Percentage of voting interests acquired				100.00%
YOOX Net-a-Porter Group S.p.A (YNAP)
Intangible assets and goodwill
Percentage of voting interests acquired			100.00%
Goodwill recognised as of acquisition date			€ 0
Goodwill
Intangible assets and goodwill
Period of measurement of revenue growth rate	5 years
Cash flow forecast measurement period	5 years
Terminal growth rate	2.00%	2.00%
Risk-free interest rate	3.50%	3.00%
Market risk premium	5.50%	6.50%
Online
Intangible assets and goodwill
Goodwill		€ 137,933
Online | Goodwill
Intangible assets and goodwill
Budgeted and expected revenue growth rate (CAGR for the next five years)		9.60%
EBITDA margin in Terminal value		7.80%
Terminal growth rate		2.00%
Discount rate		12.20%
Retail Store
Intangible assets and goodwill
Goodwill		€ 959
Retail Store | Goodwill
Intangible assets and goodwill
Budgeted and expected revenue growth rate (CAGR for the next five years)		0.90%
EBITDA margin in Terminal value		30.10%
Terminal growth rate		2.00%
Discount rate		13.20%
Luxury Mytheresa Group of CGUs
Intangible assets and goodwill
Goodwill	€ 138,892
Luxury Mytheresa Group of CGUs | Goodwill
Intangible assets and goodwill
Budgeted and expected revenue growth rate (CAGR for the next five years)	11.40%
EBITDA margin in Terminal value	8.50%	7.80%
Terminal growth rate	2.00%
Discount rate	11.90%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 483,000	€ 212,000